Equity - Non-Controlling Interest (Details) - BRL (R$) R$ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	May 06, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share capital
Voting rights interest (as a percent)		31.44%	100.00%	31.44%
Total value of shares offering and issued			R$ 7,353,465	R$ 209,476	R$ 1,181,351
Reduction of issued capital			(1,150,000)
Capital reserve		R$ 2,466,974	1,627,878	2,466,974
Dividends paid to non-controlling interests			(38,056)	(3,122)
Subtotal of reflex impacts on non-controlling interest		2,673,328	7,793,287	2,673,328
Profit of the year on subsidiarie		55,068	43,978	55,068
Other reflex impacts of non-controlling interest			(19,595)
Reflex impacts on non-controlling interest		2,728,396	7,817,670	R$ 2,728,396
Value recognized in equity	R$ 33,998	5,488,170
Reduction in the value of the non-controlling interest			5,656,106
Reduction of issued capital was stock reduced			R$ 1,150,000
% Participation changes			68.56%
Share Capital changes			R$ 7,143,989
Capital reduction - Cashout changes			(1,150,000)
Capital Reserves changes			(839,096)
Dividends and interest on equity changes			(34,934)
Subtotal			5,119,959
Profit for the year			(11,090)
Others changes			(19,595)
Total changes			R$ 5,089,274
Banco Inter S.A.
Share capital
Overall equity interest (as a percent)			100.00%	31.40%	0.00%
Non-controlling interests [member]
Share capital
Value recognized in equity	R$ 33,998	3,921,283
Equity attributable to owners of parent [member]
Share capital
Total value of shares offering and issued					R$ 1,181,351
Value recognized in equity		R$ 1,566,887